Related party transactions (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019
Related party transactions
Contributions to defined benefit pension	€ 11.0	€ 20.0
Dividends recognised as distributions to owners	1,299.0	2,927.0
Associates
Related party transactions
Sales of goods and services	12.0	9.0
Purchase of goods and services		1.0
Trade balances owed by	7.0		€ 1.0
Trade balances owed to	2.0		3.0
Joint arrangements
Related party transactions
Sales of goods and services	99.0	106.0
Purchase of goods and services	88.0	94.0
Net interest income receivable	45.0	49.0
Trade balances owed by	130.0		193.0
Trade balances owed to	27.0		25.0
Other balances owed by	1,018.0		997.0
Other balances owed to	177.0		€ 169.0
Board members and executive committee members
Related party transactions
Dividends recognised as distributions to owners	€ 0.7	€ 3.9